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TYPE						13F-HR
PERIOD						09/30/09
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2009
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	July 21, 2009

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		56
Form 13F Information Table Value Total:		619132
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    11161 413200.00 SH      Sole                413200.00
Adobe Systems Inc              COM              00724F101    20631 624418.00 SH      Sole                624418.00
AFLAC Inc                      COM              001055102    12919 302275.00 SH      Sole                302275.00
Agilent Technologies Inc       COM              00846U101     3390 121825.00 SH      Sole                121825.00
Air Prods & Chems Inc          COM              009158106    16812 216700.00 SH      Sole                216700.00
Altera Corporation             COM              021441100    10119 493375.00 SH      Sole                493375.00
Amphenol Corp Cl-A             COM              032095101    13755 365050.00 SH      Sole                365050.00
Apollo Group Inc - Cl A        COM              037604105     1993 27050.00 SH       Sole                 27050.00
Apple Inc                      COM              037833100     8429 45475.00 SH       Sole                 45475.00
Avon Products                  COM              054303102     6258 184275.00 SH      Sole                184275.00
Bard C R Inc                   COM              067383109    16630 211551.00 SH      Sole                211551.00
Baxter International Inc       COM              071813109    11828 207475.00 SH      Sole                207475.00
Becton Dickinson & Co          COM              075887109     6994 100275.00 SH      Sole                100275.00
BlackRock, Inc.                COM              09247x101     3897 17975.00 SH       Sole                 17975.00
Celgene Corporation            COM              151020104    19551 349750.00 SH      Sole                349750.00
Cisco Systems Inc              COM              17275R102    20497 870724.00 SH      Sole                870724.00
Clorox Company                 COM              189054109    11843 201340.00 SH      Sole                201340.00
Discovery Communications -A    COM              25470f104     9568 331200.00 SH      Sole                331200.00
Dover Corp                     COM              260003108    11262 290550.00 SH      Sole                290550.00
Emerson Electric Co            COM              291011104    17823 444676.00 SH      Sole                444676.00
Exxon Mobil Corporation        COM              30231G102     8707 126900.00 SH      Sole                126900.00
FPL Group Inc                  COM              302571104    10665 193099.00 SH      Sole                193099.00
General Electric Co            COM              369604103     1273 77500.00 SH       Sole                 77500.00
Genzyme Corp - Genl Division   COM              372917104     5528 97450.00 SH       Sole                 97450.00
Goldman Sachs Group Inc        COM              38141G104     5761 31250.00 SH       Sole                 31250.00
Google Inc - Class A           COM              38259P508    20236 40810.00 SH       Sole                 40810.00
Hewlett Packard Co             COM              428236103    20239 428700.00 SH      Sole                428700.00
Intl Business Machines         COM              459200101     7126 59575.00 SH       Sole                 59575.00
ITT Corp                       COM              450911102    17293 331600.00 SH      Sole                331600.00
Joy Global Inc                 COM              481165108     5361 109550.00 SH      Sole                109550.00
Kohls Corp                     COM              500255104    13518 236950.00 SH      Sole                236950.00
Medco Health Solutions Inc     COM              58405u102     5066 91600.00 SH       Sole                 91600.00
Metlife Inc                    COM              59156r108     8800 231150.00 SH      Sole                231150.00
National Oilwell Varco         COM              637071101    17372 402775.00 SH      Sole                402775.00
Nike Inc Cl B                  COM              654106103    14072 217500.00 SH      Sole                217500.00
Norfolk Southern Corp          COM              655844108     5639 130800.00 SH      Sole                130800.00
Northern Trust Corp            COM              665859104    13010 223700.00 SH      Sole                223700.00
Oracle Corporation             COM              68389X105    18324 879250.00 SH      Sole                879250.00
Pepsico Inc                    COM              713448108    19394 330625.00 SH      Sole                330625.00
Price T Rowe Group Inc         COM              74144T108    11219 245499.00 SH      Sole                245499.00
Procter & Gamble               COM              742718109     6600 113950.00 SH      Sole                113950.00
Qualcomm Inc.                  COM              747525103     6626 147300.00 SH      Sole                147300.00
Raytheon Company               COM              755111507    12121 252675.00 SH      Sole                252675.00
Roper Industries Inc           COM              776696106    10508 206125.00 SH      Sole                206125.00
Staples Inc                    COM              855030102     6504 280100.00 SH      Sole                280100.00
Sunoco Inc.                    COM              86764P109     1265 44450.00 SH       Sole                 44450.00
Transocean                     COM              H8817h100    18146 212154.00 SH      Sole                212154.00
U S Bancorp                    COM              902973304    11392 521150.00 SH      Sole                521150.00
United Parcel Service - Cl B   COM              911312106     4808 85150.00 SH       Sole                 85150.00
VF Corp                        COM              918204108    21236 293200.00 SH      Sole                293200.00
Vulcan Materials Co            COM              929160109     1025 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    16851 343275.00 SH      Sole                343275.00
Waste Mgmt Inc                 COM              94106L109     4151 139200.00 SH      Sole                139200.00
Waters Corp                    COM              941848103    10468 187400.00 SH      Sole                187400.00
XTO Energy Inc                 COM              98385X106    16200 392057.00 SH      Sole                392057.00
Yum! Brands,Inc                COM              988498101     7269 215300.00 SH      Sole                215300.00


REPORT SUMMARY			56 DATA RECORDS		     619132		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
